Investment Properties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about investment property [Line Items]
Net Book Value of Investment Properties

17(a)Net book value of investment properties

	Land not being used for operation	Office buildings for rent	Warehouse	Land leasehold right	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2020
Cost	466	742	5,701	96	7,005
Less: Accumulated depreciation	—	(502)	(124)	(1)	(627)
Net book value	466	240	5,577	95	6,378

As of December 31, 2019
Cost	467	716	—	—	1,183
Less: Accumulated depreciation	—	(453)	—	—	(453)
Net book value	467	263	—	—	730

Reconciliation of Net Book Value of Investment Properties

A reconciliation of the net book value of investment properties was as follow:

	2020	2019
	US$’000	US$’000
Net book value at January 1	730	720
Addition	5,197	—
Depreciation (included in administrative expenses)	(144)	(33)
Transfer from property plant and equipment	7	—
Exchange difference	588	43
Net book value at December 31	6,378	730

Amount Recognized in Profit Arising from Investment Properties

17(b)The amount recognized in profit arising from the investment properties

Undiscounted lease payments receivable to be received during the lease terms are immaterial.

	2020	2019	2018
	US$’000	US$’000	US$’000
Rental income derived from investment properties	190	78	84
Direct operating expenses (including repairs and maintenance) generating rental income	(145)	(34)	(36)
Net profit arising from investment properties carried at cost	45	44	48

Investment Properties [Member]
Disclosure of detailed information about investment property [Line Items]
Fair Value of Assets

17(c)Measuring investment properties at fair value (continued)

The fair value of the investment properties are stated below:

	As of December 31,
	2020	2019
	US$’000	US$’000
Land not being used for operation	11,521	11,566
Office buildings for rent	2,060	1,460
Warehouse	5,701	—
Land leasehold right	96	—